Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000000110 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		BNY Mellon Intermediate Municipal Bond Fund, Inc.
Accumulated Value	$ 10,000		$ 10,528	$ 10,656	$ 10,688	$ 11,306	$ 11,550	$ 12,138	$ 11,325	$ 11,404	$ 11,710	$ 11,950
Bloomberg U S Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Municipal Bond Index (broad-based index)
Accumulated Value	10,000		10,587	10,742	10,861	11,556	12,016	12,585	11,731	11,788	12,103	12,349
Bloomberg Municipal Bond 7 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond: 7 Year Index (6-8)
Accumulated Value	$ 10,000		$ 10,506	$ 10,693	$ 10,651	$ 11,343	$ 11,811	$ 12,223	$ 11,484	$ 11,612	$ 11,789	$ 12,288